UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

c/o CT Corporation

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2015

Date of reporting period: July 31, 2015

Item 1.	Schedule of Investments

THE ADVISORS’ INNER CIRCLE FUND	CBRE CLARION
LONG/SHORT FUND
JULY 31, 2015
(Unaudited)

SCHEDULE OF INVESTMENTS
REAL ESTATE SECURITIES‡ — 127.3%
COMMON STOCK — 127.3%
	Shares	Value
DIVERSIFIED — 11.7%
Gecina (France)	61,500	$7,878,814
GPT Group (Australia)	4,906,063	16,531,892
Green REIT (Ireland)	5,261,668	8,899,080
Hibernia REIT (Ireland)	2,750,000	3,971,544
ICADE (France)	96,000	7,118,765
NSI (Netherlands)	1,766,200	7,912,151
Spirit Realty Capital (A)	1,897,000	19,254,550
VEREIT (A)	2,227,916	19,516,544

		91,083,340

DIVERSIFIED REAL ESTATE ACTIVITIES — 4.2%
City Developments (Singapore)	2,162,600	14,707,919
Hang Lung Properties (Hong Kong)	3,640,000	10,400,268
Mitsubishi Estate (Japan)	358,000	7,958,123

		33,066,310

HEALTH CARE — 4.7%
Healthcare Realty Trust (A)	757,100	18,200,684
Healthcare Trust of America, Cl A (A)	728,900	18,317,257

		36,517,941

HOTEL AND RESORT — 12.8%
Chatham Lodging Trust	357,000	9,646,140
Host Hotels & Resorts (A)	1,356,988	26,298,427
Starwood Hotels & Resorts Worldwide (A)	263,900	20,969,494
Strategic Hotels & Resorts *(A)	1,846,100	25,236,187
Sunstone Hotel Investors (A)	1,296,372	18,239,954

		100,390,202

INDUSTRIAL — 9.3%
DCT Industrial Trust (A)	675,672	23,486,358
First Industrial Realty Trust (A)	749,353	15,691,452
Prologis	600,300	24,378,183
Segro (United Kingdom)	1,295,000	9,076,224

		72,632,217

OFFICE — 25.2%
Alexandria Real Estate Equities	297,600	27,590,496
Brandywine Realty Trust (A)	1,357,956	18,699,054
Douglas Emmett (A)	572,622	16,783,551
Highwoods Properties (A)	456,158	19,309,168
Investa Office Fund (Australia)	6,890,954	19,946,332
Kilroy Realty (A)	473,429	33,542,445
Paramount Group (A)	1,213,700	21,688,819

THE ADVISORS’ INNER CIRCLE FUND	CBRE CLARION
LONG/SHORT FUND
JULY 31, 2015
(Unaudited)

COMMON STOCK — continued
	Shares	Value
OFFICE — continued
SL Green Realty (A)	338,550	$38,980,647

		196,540,512

REAL ESTATE OPERATING COMPANY — 9.0%
ADO Properties (Germany) *	216,078	4,639,362
Deutsche EuroShop (Germany)	82,100	3,662,554
Forest City Enterprises, Cl A *	682,200	15,929,370
Hispania Activos Inmobiliarios (Spain) *	495,811	7,568,886
Hongkong Land Holdings (Hong Kong)	1,959,500	15,088,150
LEG Immobilien (Germany)	201,850	14,677,541
UNITE Group (United Kingdom)	900,000	8,868,588

		70,434,451

RESIDENTIAL — 18.8%
American Residential Properties	420,797	7,784,745
Apartment Investment & Management, Cl A (A)	617,900	24,147,532
Equity Residential (A)	535,763	40,080,430
Monogram Residential Trust	1,246,600	11,643,244
Post Properties (A)	395,014	22,492,097
UDR (A)	1,207,859	40,837,713

		146,985,761

RETAIL — 22.1%
DDR (A)	1,440,675	23,483,002
Federation Centres (Australia)	6,999,927	15,349,819
General Growth Properties (A)	1,456,300	39,523,982
Hammerson (United Kingdom)	2,373,720	24,391,470
Kite Realty Group Trust	572,400	15,111,360
Klepierre (France)	359,290	16,353,784
Link REIT (Hong Kong)	2,612,900	15,369,405
Mercialys (France)	163,800	3,734,584
Pennsylvania Real Estate Investment Trust (A)	891,400	19,539,488

		172,856,894

SPECIALIZED — 9.5%
Big Yellow Group (United Kingdom)	1,255,982	13,818,058
CubeSmart	701,700	18,356,472
Digital Realty Trust	360,600	23,175,762
QTS Realty Trust, Cl A	449,473	18,653,129

		74,003,421

TOTAL COMMON STOCK (Cost $957,007,888)		994,511,049

TOTAL INVESTMENTS — 127.3% (Cost $957,007,888) @		$994,511,049

THE ADVISORS’ INNER CIRCLE FUND	CBRE CLARION
LONG/SHORT FUND
JULY 31, 2015
(Unaudited)

SECURITIES SOLD SHORT
REAL ESTATE SECURITIES‡ — (33.7)%
COMMON STOCK — (33.7)%
	Shares	Value
DIVERSIFIED — (5.9)%
Cousins Properties	(1,804,800)	$(18,733,824)
Washington Real Estate Investment Trust	(431,400)	(11,578,776)
WP Carey	(251,994)	(15,419,513)

		(45,732,113)

DIVERSIFIED REAL ESTATE ACTIVITIES — (0.5)%
Henderson Land Development (Hong Kong)	(643,000)	(4,246,688)

HEALTH CARE — (7.1)%
Omega Healthcare Investors	(438,000)	(15,881,880)
Senior Housing Properties Trust	(885,000)	(15,283,950)
Ventas	(365,000)	(24,487,850)

		(55,653,680)

HOTEL AND RESORT — (1.5)%
Belmond, Cl A *	(313,700)	(3,798,907)
Marriott International, Cl A	(107,000)	(7,769,270)

		(11,568,177)

OFFICE — (3.4)%
BioMed Realty Trust	(577,300)	(12,435,042)
Corporate Office Properties Trust	(618,500)	(14,305,905)

		(26,740,947)

REAL ESTATE OPERATING COMPANY — (2.1)%
Global Logistic Properties (Singapore)	(8,519,100)	(14,282,851)
Hulic (Japan)	(245,000)	(2,425,586)

		(16,708,437)

RESIDENTIAL — (4.9)%
American Campus Communities	(592,900)	(22,127,028)
Home Properties	(214,400)	(15,801,280)

		(37,928,308)

RETAIL — (8.2)%
Acadia Realty Trust	(503,966)	(16,116,833)
Federal Realty Investment Trust	(174,700)	(23,897,213)
Realty Income	(503,500)	(24,314,015)

		(64,328,061)

TOTAL COMMON STOCK (Proceeds $266,023,284)		(262,906,411)

THE ADVISORS’ INNER CIRCLE FUND	CBRE CLARION
LONG/SHORT FUND
JULY 31, 2015
(Unaudited)

EXCHANGE TRADED FUNDS — (13.3)%
	Shares	Value
CurrencyShares Australian Dollar Trust	(405,931)	$(29,710,090)
CurrencyShares Euro Trust *	(692,040)	(74,594,991)

TOTAL EXCHANGE TRADED FUNDS (Proceeds $107,234,426)		(104,305,081)

TOTAL SECURITIES SOLD SHORT — (47.0)% (Proceeds $373,257,710)#		$(367,211,492)

Percentages are based on Net Assets of $781,041,751.

‡	Includes U.S. Real Estate Investment Trusts (“REIT”) and Real Estate Operating Companies (“REOC”) as well as entities similarly formed under the laws of non-U.S. countries.
*	Non-income producing security.
(A)	All or a portion of this security has been committed as collateral for securities sold short as of July 31, 2015.

Cl — Class

As of July 31, 2015, all of the Fund’s investments and securities sold short were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. Generally Accepted Accounting Principles.

For the period ended July 31, 2015, there were no transfers between levels and there were no Level 3 securities.

@ At July 31, 2015, the tax basis cost of the Fund’s investments was $957,007,888, and the unrealized appreciation and depreciation were $56,283,314 and $(18,780,153), respectively.

# At July 31, 2015, the tax basis proceeds of the Fund’s securities sold short were $373,257,710, and the unrealized appreciation and depreciation were $10,949,597 and $(4,903,379), respectively.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

CCS-QH-001-0800

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 28, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 28, 2015

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: September 28, 2015